Dec. 30, 2021
10.31 Targeted International Funds Retail Combo PRO-21 | Fidelity China Region Fund
Fund Summary Fund/Class:Fidelity® China Region Fund/Fidelity® China Region Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region. Normally investing primarily in common stocks. Allocating investments across different China region countries. Investing up to 35% of total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Concentration in China. Because the fund concentrates its investments in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company. Geographic Concentration in the China Region. Because the fund concentrates its investments in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.